Consolidated Statements of Operations - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues (2020 revenues net of issuance of Preferred C-1 Shares in the amount of $14,800, see note 2h)		$ (9,364,000)	$ 1,575,000	$ 62,000
Cost of revenues		(6,407,000)	(1,986,000)	(53,000)
Gross profit (loss)		(15,771,000)	(411,000)	9,000
Operating expenses:
Research and development		57,029,000	59,376,000	48,319,000
Selling and marketing		5,430,000	6,481,000	5,511,000
General and administrative		3,753,000	3,190,000	2,440,000
Total operating expenses		66,212,000	69,047,000	56,270,000
Operating loss		(81,983,000)	(69,458,000)	(56,261,000)
Financial income (expenses), net		655,000	2,167,000	(107,000)
Loss before taxes on income		(81,328,000)	(67,291,000)	(56,368,000)
Taxes on income		(183,000)	(10,000)	(32,000)
Net loss		$ (81,511,000)	$ (67,301,000)	$ (56,400,000)
Weighted average shares outstanding, basic and diluted		16,514,910	15,524,845	15,039,814
Basic and diluted net loss per ordinary share		$ (5.99)	$ (5.22)	$ (4.14)
Collective Growth Corp [Member]
Formation and operational costs	$ 348	$ 1,134,618
Other income:
Change in fair value of warrant liability		(26,454,375)
Compensation expense related to warrant liabilities		(1,665,188)
Transaction costs associated with Initial Public Offering		(700,705)
Interest earned on marketable securities held in Trust Account		94,642
Unrealized gain on marketable securities held in Trust Account		5,441
Other loss		(28,720,185)
Operating expenses:
Operating loss	(348)	(1,134,618)
Net loss	$ (348)	$ (29,854,803)
Basic and diluted weighted average of shares outstanding, Common stock subject to possible redemption (in Shares)		13,211,642
Basic and diluted net income per share, Common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00
Weighted average shares outstanding, basic and diluted	3,750,000	5,094,825
Basic and diluted net loss per ordinary share	$ 0.00	$ (5.86)